Note 3. Stockholders' Equity: Schedule of Assumptions for Fair Value Measurement (Tables)	12 Months Ended
Nov. 30, 2018
Tables/Schedules
Schedule of Assumptions for Fair Value Measurement
Stock Price	Exercise Price	Expected Life (Yrs)	Risk-Free Rate	Value
$0.10	$1.00	0.75	2.44%	$879